INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	9 Months Ended
Mar. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	03/31/2024	06/30/2023
Cash at bank and on hand	16,361,199	48,129,194
	16,361,199	48,129,194

Schedule of other financial assets

	03/31/2024	06/30/2023
Current
Restricted short-term deposits	—	212,703
US Treasury bills	4,497,915	9,163,298
Mutual funds	9,304,234	1,596,539
Other investments	2,650,934	1,162,480
	16,453,083	12,135,020

	03/31/2024	06/30/2023
Non-current
Shares of Bioceres S.A.	444,410	444,635
Other investments	315	274
	444,725	444,909

Schedule of trade receivables

	03/31/2024	06/30/2023
Current
Trade debtors	217,411,575	160,269,233
Allowance for impairment of trade debtors	(7,538,577)	(7,425,604)
Shareholders and other related parties (Note 15)	1,135,342	—
Allowance for credit notes to be issued	(3,955,767)	(3,694,019)
Trade debtors - Joint ventures and associates (Note 15)	—	865,627
Deferred checks	4,132,745	7,991,237
	211,185,318	158,006,474

Schedule of other receivables

	03/31/2024	06/30/2023
Current
Taxes	6,044,470	6,113,764
Receivables for PP&E sales	—	156,423
Shareholders and other related parties (Note 15)	3,214,782	3,792,429
Other receivables - Joint ventures and associates (Note 15)	8,289,497	6,104,219
Prepayments to suppliers	6,795,008	10,956,831
Reimbursements over exports	—	10,558
Prepaid expenses and other receivables	4,919,413	1,302,221
Miscellaneous	1,423,792	388,553
	30,686,962	28,824,998

	03/31/2024	06/30/2023
Non-current
Taxes	701,475	873,699
Reimbursements over exports	1,120,625	1,290,227
Loans receivables	230,000	230,000
Miscellaneous	22,138	152,315
	2,074,238	2,546,241

Schedule of inventories

	03/31/2024	06/30/2023
Seeds	591,889	1,542,159
Resale products	69,256,987	58,544,931
Manufactured products	28,389,645	25,881,761
Goods in transit	1,643,982	3,620,606
Supplies	18,545,213	24,893,187
Agricultural products	13,481,807	28,436,830
Allowance for obsolescence	(2,746,985)	(2,492,499)
	129,162,538	140,426,975

Net of agricultural products	115,680,731	111,990,145

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(61,540)	3,790	231,523	106,605	994	281,372
Costs incurred during the period	1,391,813	774,400	—	—	137,682	2,303,895
Decrease due to harvest/disposals	—	(160,709)	(319,308)	(165,662)	(138,676)	(784,355)
Period ended March 31, 2024	1,330,273	617,481	—	—	—	1,947,754

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	275,070	289,648	191,481	159,996	56,176	972,371
Costs incurred during the period	986,505	721,294	389,282	126,293	83,651	2,307,025
Decrease due to harvest/disposals	(158,356)	(70,510)	(625,176)	(299,189)	(139,827)	(1,293,058)
Period ended March 31, 2023	1,103,219	940,432	—	—	—	2,043,651

Schedule of property plant and equipment

	03/31/2024	06/30/2023
Gross carrying amount	103,993,253	93,634,779
Accumulated depreciation	(29,429,662)	(25,780,944)
Net carrying amount	74,563,591	67,853,835

Schedule of property, plant and equipment net carrying amount

	Net carrying	Net carrying
	amount	amount
Class	03/31/2024	06/30/2023
Office equipment	267,480	263,892
Vehicles	1,989,973	2,032,853
Equipment and computer software	171,674	174,399
Fixtures and fittings	2,279,558	2,862,949
Machinery and equipment	13,106,958	14,463,756
Land and buildings	38,673,141	36,144,792
Buildings in progress	18,074,807	11,911,194
Total	74,563,591	67,853,835

Schedule of property, plant and equipment gross carrying amount

1.     Gross carrying amount as of March 31, 2024 is as follows:

	Gross carrying amount
	As of the
	beginning			Foreign	As of the
	of the			currency	end of the
Class	period	Additions	Disposals	translation	period
Office equipment	968,088	56,301	—	(2,938)	1,021,451
Vehicles	5,492,319	588,368	(63,744)	(83,135)	5,933,808
Equipment and computer software	974,509	152,174	(1,664)	(7,568)	1,117,451
Fixtures and fittings	7,663,899	11,085	—	(4,060)	7,670,924
Machinery and equipment	23,513,047	572,889	(115,211)	(76,764)	23,893,961
Land and buildings	43,111,723	3,228,807	—	(59,679)	46,280,851
Buildings in progress (a)	11,911,194	6,367,797	—	(204,184)	18,074,807
Total	93,634,779	10,977,421	(180,619)	(438,328)	103,993,253

(a)- Includes capitalized financial costs of $100,809 corresponding to the period ended March 31, 2024.

3.     Gross carrying amount as of March 31, 2023 is as follows:

	Gross carrying amount
	As of the		Additions		Foreign	As of the
	beginning		from business		currency	end of the
Class	of the period	Additions	combination	Disposals	translation	period
Office equipment	908,004	32,165	—	—	3,068	943,237
Vehicles	5,261,979	263,773	—	(59,744)	2,180	5,468,188
Equipment and computer software	925,349	72,436	12,469	(61,603)	3,614	952,265
Fixtures and fittings	7,606,389	47,224	5,379	—	1,482	7,660,474
Machinery and equipment	13,017,830	1,547,046	7,047,496	(26,958)	2,243	21,587,657
Land and buildings	40,659,129	—	4,750,136	—	23,936	45,433,201
Buildings in progress (a)	3,142,774	5,297,301	1,285,092	—	61,249	9,786,416
Total	71,521,454	7,259,945	13,100,572	(148,305)	97,772	91,831,438

(a)- Includes capitalized financial costs of $ 59,604 corresponding to the period ended March 31, 2023.

Schedule of property, plant and equipment accumulated depreciation

2.     Accumulated depreciation as of March 31, 2024 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of			currency	as of the end
Class	the period	Disposals	Of the period	translation	of the period
Office equipment	704,196	—	51,251	(1,476)	753,971
Vehicles	3,459,466	(54,731)	635,040	(95,940)	3,943,835
Equipment and computer software	800,110	(1,664)	152,719	(5,388)	945,777
Fixtures and fittings	4,800,950	—	592,248	(1,832)	5,391,366
Machinery and equipment	9,049,291	(43,955)	1,789,498	(7,831)	10,787,003
Land and buildings	6,966,931	—	702,518	(61,739)	7,607,710
Total	25,780,944	(100,350)	3,923,274	(174,206)	29,429,662

4.      Accumulated depreciation as of March 31, 2023 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of		Of the	currency	as of the end
Class	the period	Disposals	period	translation	of the period
Office equipment	638,466	—	48,541	693	687,700
Vehicles	2,596,905	(59,744)	717,554	1,990	3,256,705
Equipment and computer software	693,673	(44,309)	107,642	2,313	759,319
Fixtures and fittings	4,059,470	—	553,608	711	4,613,789
Machinery and equipment	7,205,870	(5,389)	2,091,363	7,407	9,299,251
Land and buildings	6,418,745	—	682,348	317	7,101,410
Total	21,613,129	(109,442)	4,201,056	13,431	25,718,174

Schedule of intangible assets

	03/31/2024	06/30/2023
Gross carrying amount	211,204,058	202,306,618
Accumulated amortization	(36,750,183)	(28,522,662)
Net carrying amount	174,453,875	173,783,956

Schedule of net carrying amount of intangibles

	Net carrying	Net carrying
	amount	amount
Class	03/31/2024 (1)	06/30/2023 (1)
Seed and integrated products
HB4 soy and breeding program	33,806,586	31,679,681
Integrated seed products	2,658,346	2,841,008
Crop nutrition
Microbiological products	51,728,746	49,508,801
Other intangible assets
Trademarks and patents	56,737,786	59,760,753
Software	2,543,636	1,987,690
Customer loyalty	21,978,775	23,006,023
RG/RS/OX Wheat	5,000,000	5,000,000
Total	174,453,875	173,783,956
(1)	Includes $34.2 million as of March 31, 2024 and $27.4 million as of June 30, 2023 of intangible assets not subject to amortization.

Schedule of gross carrying amounts of intangibles

1.      Gross carrying amount as of March 31, 2024 is as follows:

	Gross carrying amount
	As of the		Foreign	As of the
	beginning of		currency	end of the
Class	the period	Additions	translation	period
Seed and integrated products
HB4 soy and breeding program	34,958,425	3,409,547	—	38,367,972
Integrated seed products	3,219,808	—	(48,447)	3,171,361
Crop nutrition
Microbiological products	55,645,028	4,457,981	—	60,103,009
Other intangible assets
Trademarks and patents	67,653,234	36,249	—	67,689,483
Software	5,582,411	1,050,149	(8,039)	6,624,521
Customer loyalty	30,247,712	—	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	5,000,000
Total	202,306,618	8,953,926	(56,486)	211,204,058

3.      Gross carrying amount as of March 31, 2023 is as follows:

	Gross carrying amount
	As of the		Additions from
	beginning		business	Foreign currency	As of the end of
Class	of the period	Additions	combination	translation	the period
Seed and integrated products
HB4 soy and breeding program	31,371,088	2,499,931	—	—	33,871,019
Integrated seed products	3,181,155	—	—	32,667	3,213,822
Crop nutrition
Microbiological products	8,855,421	5,979,853	39,613,280	3,064	54,451,618
Other intangible assets
Trademarks and patents	12,183,045	61,803	55,420,441	—	67,665,289
Software	5,176,373	136,400	—	12,488	5,325,261
Customer loyalty	28,462,475	—	1,785,237	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	94,229,557	8,677,987	96,818,958	48,219	199,774,721

Schedule of accumulated amortization of intangibles

2.      Accumulated amortization as of March 31, 2024 is as follows:

	Amortization
	Accumulated		Foreign	Accumulated as
	as of beginning		currency	of the end of the
Class	of the period	Of the period	translation	period
Seed and integrated products
HB4 soy and breeding program	3,278,744	1,282,642	—	4,561,386
Integrated seed products	378,800	139,914	(5,699)	513,015
Crop nutrition
Microbiological products	6,136,227	2,238,036	—	8,374,263
Other intangible assets
Trademarks and patents	7,892,481	3,059,216	—	10,951,697
Software	3,594,721	488,422	(2,258)	4,080,885
Customer loyalty	7,241,689	1,027,248	—	8,268,937
Total	28,522,662	8,235,478	(7,957)	36,750,183

4.     Accumulated amortization as of March 31, 2023 is as follows:

	Amortization
	Accumulated as		Foreign	Accumulated
	of beginning of		currency	as of the end
Class	the period	Of the period	translation	of the period
Seed and integrated products
HB4 soy and breeding program	1,568,554	1,270,163	—	2,838,717
Integrated seed products	43,997	34,439	1,921	80,357
Crop nutrition
Microbiological products	3,063,073	3,218,529	—	6,281,602
Other intangible assets
Trademarks and patents	3,916,004	67,578	—	3,983,582
Software	3,008,388	999,286	1,212	4,008,886
Customer loyalty	5,924,672	2,368,610	—	8,293,282
Total	17,524,688	7,958,605	3,133	25,486,426

Schedule of carrying amount of goodwill

	03/31/2024	06/30/2023

Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	112,163,432	112,163,432

Schedule of investment properties

	03/31/2024	06/30/2023

Investment properties	560,783	3,589,749
	560,783	3,589,749

Schedule of trade and other payable

	03/31/2024	06/30/2023

Trade creditors	100,566,790	104,211,238
Shareholders and other related parties (Note 15)	90,765	35,292
Trade creditors - Parent company (Note 15)	206,962	644,191
Trade creditors - Joint ventures and associates (Note 15)	60,463,450	41,402,594
Taxes	5,192,702	3,561,058
Miscellaneous	99,056	953,301
	166,619,725	150,807,674

Schedule of borrowings

	03/31/2024	06/30/2023
Current
Bank borrowings	90,932,210	61,303,952
Corporate bonds	45,010,123	35,547,510
Trust debt securities	2,953,319	7,296,506
Net loans payables- Parents companies and related parties to Parent (Note 15)	3,713,056	3,491,691
	142,608,708	107,639,659
Non-current
Bank borrowings	13,840,284	10,663,266
Corporate bonds	5,071,823	50,007,680
Trust debt securities	1,562,898	—
	20,475,005	60,670,946

Schedule of carrying value of borrowings

	03/31/2024		06/30/2023
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	90,932,210	89,596,837	61,303,952	57,209,155
Corporate Bonds	45,010,123	44,268,325	35,547,510	34,725,828

Non-current
Bank borrowings	13,840,284	13,010,039	10,663,266	10,374,646
Corporate Bonds	5,071,823	4,871,622	50,007,680	47,014,542

Schedule of employee benefits and social security

	03/31/2024	06/30/2023
Salaries, accrued incentives, vacations and social security	7,731,620	9,388,639
Key management personnel (Note 15)	83,918	218,068
	7,815,538	9,606,707

Schedule of deferred revenue and advances from customers

	03/31/2024	06/30/2023
Current
Advances from customers	4,096,466	9,216,032
Deferred revenue	1,443,431	15,659,630
	5,539,897	24,875,662
Non-current
Advances from customers	110,285	620,893
Deferred revenue	2,669,410	1,436,912
	2,779,695	2,057,805